Financial instruments (Details) € in Thousands, $ in Thousands	Jun. 30, 2023 EUR (€)	Jan. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)
Anzu Note, due January 2028
Financial instruments
Financial liabilities, at fair value | $		$ 0
Level Three | Anzu Note, due January 2028
Financial instruments
Financial liabilities, at fair value	€ 854		€ 0
Total liabilities
Financial instruments
Financial liabilities	24,610		22,587
Current liabilities.
Financial instruments
Financial liabilities	3,031		3,844
Trade payables
Financial instruments
Financial liabilities	1,994		2,683
Other financial liabilities, Current
Financial instruments
Financial liabilities	1,037		1,161
Financial liabilities, at fair value	160		106
Other financial liabilities, Current | Level Three
Financial instruments
Financial liabilities, at fair value	160		106
Current portion of long-term debt
Financial instruments
Financial liabilities	163		106
Financial liabilities, at fair value	160		106
Current portion of long-term debt | Level Three
Financial instruments
Financial liabilities, at fair value	160		106
Lease liability, Current
Financial instruments
Financial liabilities	874		1,055
Non-current liabilities.
Financial instruments
Financial liabilities	21,579		18,743
Other financial liabilities, Non-current
Financial instruments
Financial liabilities	21,579		18,743
Financial liabilities, at fair value	3,280		45
Other financial liabilities, Non-current | Level Three
Financial instruments
Financial liabilities, at fair value	3,280		45
Derivative liabilities financial instruments, Non-current
Financial instruments
Financial liabilities	854
Financial liabilities, at fair value	854
Derivative liabilities financial instruments, Non-current | Level Three
Financial instruments
Financial liabilities, at fair value	854
Long-term debt, Non-current
Financial instruments
Financial liabilities	2,451		48
Financial liabilities, at fair value	2,426		45
Long-term debt, Non-current | Level Three
Financial instruments
Financial liabilities, at fair value	2,426		45
Lease liability, Non-current
Financial instruments
Financial liabilities	18,258		18,679
Security Deposits, Non-current
Financial instruments
Financial liabilities	16		16
Financial liabilities measured at amortized cost | Total liabilities
Financial instruments
Financial liabilities	4,608		2,837
Financial liabilities measured at amortized cost | Current liabilities.
Financial instruments
Financial liabilities	2,157		2,789
Financial liabilities measured at amortized cost | Trade payables
Financial instruments
Financial liabilities	1,994		2,683
Financial liabilities measured at amortized cost | Other financial liabilities, Current
Financial instruments
Financial liabilities	163		106
Financial liabilities measured at amortized cost | Current portion of long-term debt
Financial instruments
Financial liabilities	163		106
Financial liabilities measured at amortized cost | Non-current liabilities.
Financial instruments
Financial liabilities	2,451		48
Financial liabilities measured at amortized cost | Other financial liabilities, Non-current
Financial instruments
Financial liabilities	2,451		48
Financial liabilities measured at amortized cost | Long-term debt, Non-current
Financial instruments
Financial liabilities	2,451		48
Total assets
Financial instruments
Financial assets	17,775		21,275
Current assets.
Financial instruments
Financial assets	17,771		20,331
Cash and cash equivalents.
Financial instruments
Financial assets	7,181		12,119
Other financial assets, Current
Financial instruments
Financial assets	4,832		2,047
Term deposit
Financial instruments
Financial assets	1,846
Restricted cash, Current
Financial instruments
Financial assets	2,986		2,047
Trade receivables, net
Financial instruments
Financial assets	5,758		6,165
Equity securities
Financial instruments
Financial assets	4
Financial assets, at fair value	4
Equity securities | Level One
Financial instruments
Financial assets, at fair value	4
Non-current assets.
Financial instruments
Financial assets	4		944
Other financial assets, Non-current
Financial instruments
Financial assets	4		944
Financial assets, at fair value	4		4
Other financial assets, Non-current | Level One
Financial instruments
Financial assets, at fair value	4		4
Equity securities, Non-current
Financial instruments
Financial assets			4
Financial assets, at fair value			4
Equity securities, Non-current | Level One
Financial instruments
Financial assets, at fair value			4
Restricted cash, Non-current
Financial instruments
Financial assets			940
FVTPL - Assets | Total liabilities
Financial instruments
Financial liabilities	854
FVTPL - Assets | Non-current liabilities.
Financial instruments
Financial liabilities	854
FVTPL - Assets | Other financial liabilities, Non-current
Financial instruments
Financial liabilities	854
FVTPL - Assets | Derivative liabilities financial instruments, Non-current
Financial instruments
Financial liabilities	854
FVOCI - Assets | Total assets
Financial instruments
Financial assets	4		4
FVOCI - Assets | Equity securities
Financial instruments
Financial assets	4
FVOCI - Assets | Non-current assets.
Financial instruments
Financial assets	4		4
FVOCI - Assets | Other financial assets, Non-current
Financial instruments
Financial assets	4		4
FVOCI - Assets | Equity securities, Non-current
Financial instruments
Financial assets			4
Assets at amortized cost | Total assets
Financial instruments
Financial assets	17,771		21,271
Assets at amortized cost | Current assets.
Financial instruments
Financial assets	17,771		20,331
Assets at amortized cost | Cash and cash equivalents.
Financial instruments
Financial assets	7,181		12,119
Assets at amortized cost | Other financial assets, Current
Financial instruments
Financial assets	4,832		2,047
Assets at amortized cost | Term deposit
Financial instruments
Financial assets	1,846
Assets at amortized cost | Restricted cash, Current
Financial instruments
Financial assets	2,986		2,047
Assets at amortized cost | Trade receivables, net
Financial instruments
Financial assets	€ 5,758		6,165
Assets at amortized cost | Non-current assets.
Financial instruments
Financial assets			940
Assets at amortized cost | Other financial assets, Non-current
Financial instruments
Financial assets			940
Assets at amortized cost | Restricted cash, Non-current
Financial instruments
Financial assets			€ 940